Earnings Per Share Attributable to Federated Investors, Inc. Shareholders Narrative (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Stock option awards excluded from calculation of diluted EPS	0.7	3.0	2.7